Vessel Charters - Schedule of Estimated Minimum Hire Payments (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2015	$ 683.7
Operating leases, 2016	1,278.9
Operating leases, 2017	1,263.3
Operating leases, 2018	1,186.8
Operating leases, 2019	1,146.2
Direct financing leases, Remainder of 2015	39.0
Direct financing leases, 2016	83.9
Direct financing leases, 2017	207.9
Direct financing leases, 2018	173.7
Direct financing leases, 2019	39.1
Future minimum payments, Remainder of 2015	722.7
Future minimum payments, 2016	1,362.8
Future minimum payments, 2017	1,471.2
Future minimum payments, 2018	1,360.5
Future minimum payments, 2019	1,185.3
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2015	72.4
Operating leases, 2016	97.5
Operating leases, 2017	43.7
Operating leases, 2018	0.4
Operating leases, 2019	0.0
Capital leases, Remainder of 2015	3.9
Capital leases, 2016	7.7
Capital leases, 2017	31.0
Capital leases, 2018	27.3
Capital leases, 2019	0.0
Future minimum payments, Remainder of 2015	76.3
Future minimum payments, 2016	105.2
Future minimum payments, 2017	74.7
Future minimum payments, 2018	27.7
Future minimum payments, 2019	$ 0.0